Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt [Abstract]
Debt

2. DEBT

Notes Payable

The Company has a note payable of $100,000 due to its former Chief Executive Officer and President. The note is due on demand and bears an interest rate at the minimum applicable rate for loans of similar duration, which was 0.5% as of September 30, 2016.

During the year ended December 31, 2015, the Company issued a promissory note of $50,000. The term of the note expires 120 days from the effective date. 100,000 cashless warrants for the Company’s common shares were issued with the debt at a strike price of $0.50/share in lieu of cash interest.. The relative fair value of the warrants of $45,243 was recognized as a debt discount which is being amortized on a straight-line basis over the term of the note. The Company recognized interest expense of $45,243 associated with the amortization of debt discount for the year ended December 31, 2015. On May 12, 2016, this note was forgiven in exchange for a new convertible note that bears interest of 8% per annum, a maturity date of one year and is convertible into units at $0.50 per unit, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. This modification qualifies as an extinguishment of debt. The fair value of 50,000 warrants issued in connection with the modification which have a term of 5 years and are exercisable at $0.50 per share resulted in a loss on extinguishment of debt of $44,044. The modified note also gave rise to a beneficial conversion feature of $37,584 which is recognized as additional paid in capital and a corresponding debt discount. All debt discounts are being recognized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $12,415 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

During the three months ended September 30, 2016, the Company issued a promissory note of $300,000. The term of the note expires one year from the effective date and has an interest rate of 10%. 600,000 cashless warrants for the Company’s common shares were issued with the debt at a strike price of $0.50/share in lieu of cash interest. The relative fair value of the warrants of $235,188 was recognized as a debt discount which is being amortized on a straight-line basis over the term of the note. The Company recognized interest expense of $19,599 associated with the amortization of debt discount for the three and nine months ended September 30, 2016.

As of September 30, 2016 and December 31, 2015, the aggregate outstanding balance of non-convertible notes payable was $400,000 and $150,000, respectively.

Notes Payable – Related Party

On February 26, 2014, the Company borrowed $150,000 under a short term note agreement with a related party, the Chief Executive Officer’s son. Under the terms of this agreement, the note was to be repaid within 6 months of funding. In November 2014, the note agreement was amended to extend the due date to February 26, 2015, and in April of 2015, the note agreement was amended to extend the maturity date to February 26, 2016 and set a 4% simple interest rate on the note. This note was paid in full in January of 2016 along with $509 of accrued interest.

In 2015, the Company issued promissory notes to a majority shareholder in aggregate of $625,000 (“Notes #1 to #4”). The notes have a term ranging from 120 – 150 days from the effective date. 1,250,000 cashless warrants for the Company’s common shares were issued with the debt at a strike price of $0.50/share in lieu of cash interest. On January 6, 2016, the Company issued an additional promissory note to the same majority shareholder in the amount of $1,375,000 in exchange for a loan in that amount (“Note #5). The Company issued 2,750,000 warrants in connection with this Note #5, for the Company’s common stock at an exercise price of $0.50 per share. The total relative fair value of the warrants of $996,178 was recognized as a debt discount which is being amortized on a straight-line basis over the term of the notes. Notes #1 to #4 and Note #5 shall be collectively referred to herein as the “$2M Notes.”

On January 22, 2016, the Company entered into a Note Conversion Agreement (the “Conversion Agreement”) with the holder of the $2 million notes. Pursuant to the Conversion Agreement, the investor converted the $2 million notes, which totaled $2,000,000, into an investment of $2,000,000 into the Company’s private placement of convertible notes and warrants. This extinguishment of the $2 million notes resulted in a loss on extinguishment of debt of $3,163,303 which included an unamortized discount of $926,382 and $2,236,921 representing the fair value of 2,000,000 warrants issued in connection with the Note Conversion Agreement. Additionally, the Company recognized a beneficial conversion feature of $1,100,735 in accordance with the provisions of ASC 470-20 “Debt – Debt with Conversion and Other Options” which is reflected as an increase in additional paid-in-capital and a corresponding debt discount which was amortized on a straight line basis over the life of the note.

On January 25, 2016, the investor converted the convertible note and accrued interest into 4,320,000 shares of the Company’s common stock and a warrant to purchase 4,320,000 shares of the Company’s common stock with a ten year term and an exercise price of $0.50 per share. Of the 4,320,000 shares of common stock, 320,000 shares represent interest paid on the convertible note pursuant to the terms of the conversion agreement in the amount of $160,000. Upon conversion, the Company accelerated the recognition of all remaining debt discount and also recognized an additional interest expense of $899,265 associated with the warrants that were issued upon conversion. This contingent beneficial conversion feature was immediately recognized as interest expense with an offset to additional paid-in-capital.

As of September 30, 2016 and December 31, 2015, the aggregate outstanding balance of notes payable to related parties was $0 and $670,848, respectively, net of unamortized discounts of $0 and $104,152, respectively.

Advances – Related Party

During the three and nine months ended September 30, 2016, the Company received advances from its Chief Executive Officer totaling $0 and $510,000, respectively, and repaid advances totaling $150,000 and $270,000, respectively.

As of September 30, 2016 and December 31, 2015, the aggregate outstanding balance of advances to related parties was $350,000 and $110,000, respectively.

Convertible Notes Payable

In addition to the $2,000,000 convertible note described above in the Notes Payable-Related Party section, on March 7, 2016, the Company received proceeds of $80,000 in exchange for a convertible note and the issuance of 80,000 warrants with a five year life and an exercise price of $0.50 per share. The convertible note has a principal amount of $80,000, interest of 8% per annum, a maturity date of one year and is convertible into 160,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. The relative fair value of the 80,000 warrants issued with the debt was determined to be $38,205 and was recognized as a discount to the debt. This note also gave rise to a beneficial conversion feature of $22,290 which is recognized as additional-paid-in capital and a corresponding debt discount. All debt discounts are being recognized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $19,505 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

From April 18, 2016 through June 30, 2016, the Company received additional aggregate proceeds of $375,000 in exchange for eight convertible notes and the issuance of 375,000 warrants with a five year life and exercise price of $0.50 per share. The convertible notes have an aggregate principal amount of $375,000, interest of 8% per annum, a maturity date of one year and are convertible into an aggregate of 750,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. The aggregate relative fair value of the 375,000 warrants issued with the debt was determined to be $158,423 and was recognized as a discount to the debt. These notes also gave rise to a beneficial conversion feature of $116,129 which is recognized as additional paid in capital and a corresponding debt discount. All debt discounts are being recognized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $100,449 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

On July 13, 2016, the Company entered into a note purchase agreement with an investor pursuant to which an investor purchased a promissory note from the Company and received 500,000 warrants with a seven year life and exercise price of $0.50 per share in exchange for $500,000. The promissory note had a clause that automatically modified it 30 days after issuance (on August 12, 2016) into a convertible note. The convertible note has a principal amount of $500,000, includes the issuance of 500,000 additional warrants, interest of 8% per annum, a maturity date of one year and is convertible into 1,000,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. The relative fair value of the 500,000 warrants issued on July 13, 2016 was $161,010. The relative fair value of the 500,000 warrants issued on August 12, 2016 was $117,377. The total of $278,386 was recognized as a discount to the debt. This note also gave rise to a beneficial conversion feature of $123,233 which is recognized as additional paid in capital and a corresponding debt discount. All debt discounts are being recognized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $98,381 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

From July 6, 2016 through September 30, 2016, the Company received additional aggregate proceeds of $244,500 in exchange for 12 convertible notes and the issuance of 244,500 warrants with a five year life and exercise price of $0.50 per share. The convertible notes have an aggregate principal amount of $244,500, interest of 8% per annum, a maturity date of one year and are convertible into an aggregate of 489,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. The aggregate relative fair value of the 244,500 warrants issued with the debt was determined to be $102,835 and was recognized as a discount to the debt. These notes also gave rise to a beneficial conversion feature of $78,673 which is recognized as additional paid in capital and a corresponding debt discount. All debt discounts are being recognized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $62,992 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

During the three months ended March 31, 2016, the full principal balances of certain notes of $30,000 with accrued interest of $790 were converted pursuant to the terms of the notes into 61,578 shares of the Company’s common stock and 61,578 warrants to purchase common stock. Upon conversion, the Company accelerated the recognition of all remaining debt discount and also recognized interest expense of $3,787 associated with the warrants that were issued upon conversion. This additional warrant expense was immediately recognized as interest expense with an offset to additional paid-in-capital.

During the three months ended June 30, 2016, the full principal balances of certain notes totaling $267,144 with accrued interest of $21,371 were converted pursuant to the terms of the notes into 577,031 shares of the Company’s common stock and 577,031 warrants to purchase common stock. Upon conversion, the Company accelerated the recognition of all remaining debt discount and also recognized additional interest expense of $56,197 associated with the warrants that were issued upon exercise. This additional warrant expense was immediately recognized as interest expense with an offset to additional paid-in-capital.

During the three months ended September 30, 2016, the full principal balances of certain notes totaling $496,477 with accrued interest of $39,718 were converted pursuant to the terms of the notes into 1,072,390 shares of the Company’s common stock and 1,072,390 warrants to purchase common stock. Upon conversion, the Company accelerated the recognition of all remaining debt discount and also recognized additional interest expense of $131,510 associated with the warrants that were issued upon conversion. This additional warrant expense was immediately recognized as interest expense with an offset to additional paid-in-capital.

Aggregate amortization of the discounts on the convertible notes for the nine months ended September 30, 2016 and 2015 was $2,030,827 and $626,187, respectively. As of September 30, 2016 and December 31, 2015, the aggregate outstanding balance of convertible notes payable was $1,339,144 and $1,123,818, respectively, net of unamortized discounts of $625,856 and $561,728, respectively.

Derivative Liabilities - Convertible Notes

As of September 30, 2016, the fair value of the outstanding convertible note derivatives was determined to be $3,590,660 and recognized a gain of $1,820,527. There were no new convertible note derivatives that arose during the three or nine months ended September 30, 2016.

Accounts Payable - Related Party

As of September 30, 2016 and December 31, 2015, there is $1,420 and $62,469, respectively, due to a related party, the Company’s Chief Financial Officer, which is non-interest bearing and due on demand.

Note 6: Debt

Notes Payable

The Company has a note payable due to Mr. Seligsohn, its former Chief Executive Officer and President. The note is due on demand and bears an interest rate at the minimum applicable rate for loans of similar duration, which was 0.5% as of December 31, 2015. As of December 31, 2015, the outstanding balance under this note is $100,000.

During the year ended December 31, 2015, the Company issued a promissory note of $50,000. The term of the note expires 120 days from the effective date. 100,000 cashless warrants for the Company’s common shares were issued with the debt at a strike price of $0.50/share in lieu of cash interest. As of December 31, 2015, the outstanding balance under these notes is $50,000. The relative fair value assigned to the warrants is $45,242, which was recognized as a debt discount and is being amortized on a straight-line basis over the term of the note. The Company recognized interest expense of $45,242 associated with the amortization of debt discount for the year ended December 31, 2015.

As of December 31, 2015 and 2014, the aggregate outstanding balance of notes payable was $150,000 and $100,000, respectively.

Notes Payable – Related Party

On February 26, 2014, the Company borrowed $150,000 under a short term note agreement with a related party, the Chief Executive Officer’s son. Under the terms of this agreement, the note was to be repaid within 6 months of funding. In November 2014, the note agreement was amended to extend the due date to February 26, 2015, and in April of 2015, the note agreement was amended to extend the maturity date to February 26, 2016 and set a 4% simple interest rate on the note. As of December 31, 2015 and 2014, $509 and $22,784, respectively was recorded as accrued interest relating to this note. This note is currently past due and in default. The Company is in the process of renegotiating the terms of this agreement.

During the year ended December 31, 2015, the Company issued promissory notes to a majority shareholder in aggregate of $625,000. The notes have a term ranging from 120 – 150 days from the effective date. 1,250,000 cashless warrants for the Company’s common shares were issued with the debt at a strike price of $0.50/share in lieu of cash interest. As of December 31, 2015, the outstanding balance under these notes is $625,000. The relative fair value of the warrants of $418,332 was recognized as a debt discount which is being amortized on a straight-line basis over the term of the note. The Company recognized interest expense of $314,180 associated with the amortization of debt discount for the year ended December 31, 2015.

As of December 31, 2015 and 2014, the aggregate outstanding balance of notes payable to related parties was $670,848 and $150,000, respectively, net of unamortized discounts of $104,152 and $0.

Advances – Related Party

During the year ended December 31, 2014, the Company received advances from its Chief Executive Officer totaling $721,150 and repaid advances totaling $293,000. Such advances do not accrue interest and are payable upon demand.

During the year ended December 31, 2015, the Company received advances from its Chief Executive Officer totaling $212,350, and repaid advances totaling $530,500. Such advances are payable upon demand and do not accrue interest. The Company paid interest of $7,989 during the year ended December 31, 2015.

As of December 31, 2015 and 2014, the aggregate outstanding balance of advances to related parties was $110,000 and $428,150, respectively.

Convertible Notes Payable

In July 2014, the Company borrowed $500,000 under two short term note agreements of $250,000 each. Under the terms of each agreement, the principal balance of $250,000 and interest of $16,500 was due to be repaid within 4 months of the date of the note. These agreements were amended on February 23, 2015 to extend the due date to July 21, 2015 and increase the interest amount to $25,000. The Company analyzed the amendment of the note under ASC 470 and concluded that the amendment did not qualify as a substantial modification. The agreements allow the holder to convert all or a portion of the principal and accrued interest into equity as a conversion rate of $1.25. On June 30, 2015, these notes and accrued interest of $50,000 were exchanged for two new convertible note agreements for $350,000 each and the issuance of 700,000 warrants with a five year life and an exercise price of $0.50 per share. The convertible note each have a principal amount of $350,000, interest of 8% per annum, a maturity date of June 30, 2016 and are convertible into 700,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions. The Company analyzed the amendment of the note under ASC 470 and concluded that the exchange gave rise to a debt extinguishment, which resulted in a loss on extinguishment of $150,000. The Company allocated the new proceeds to the warrants and the convertible debt based on their relative fair values, then, computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt - Debt with Conversion and Other Options.” Based on this, $106,510 was allocated to the warrants, and $6,743 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital. This allocation gave rise to a debt discount of $113,253 which is being amortized on a straight-line basis over the term of the note. The full principal balance of the notes was immediately converted pursuant to the terms of the note into shares of common stock and Warrants to purchase common stock on June 30, 2015. Upon conversion, the Company recorded amortization of debt discount of $113,253 and interest expense of $246,460 related to warrants issued at conversion.

On December 19, 2014, the Company received aggregate proceeds of $300,000 in exchange for a convertible note and the issuance of 200,000 warrants with a five year life and an exercise price of $2.50 per share. The convertible note has a principal amount of $300,000, interest of 8% per annum, a maturity date of December 19, 2015, and is convertible into 300,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions. The Company allocated the proceeds to the warrants and the convertible debt based on their relative fair values, then computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt - Debt with Conversion and Other Options.”  Of the $300,000 proceeds received, $71,369 was allocated to the warrants, and $59,546 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital. This allocation gave rise to a debt discount of $130,915 which is being amortized on a straight-line basis over the term of the note. This note was modified on June 29, 2015 to change the conversion price and exercise price to $0.50 per share. The Company analyzed the modification of the note under ASC 470 and determined that it did not qualify as a substantial modification. This note is currently past due and in default. The Company is in the process of renegotiating the terms of this agreement. The note also contains an additional warrant expense of $96,771 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion

In March 2015, the Company received aggregate proceeds of $700,000 in exchange for convertible notes and the issuance of 466,667 warrants with a five year life and an exercise price of $2.50 per share. The convertible notes have a principal amount of $700,000, interest of 8% per annum, a maturity date of March 2016 and are convertible into 700,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions. The Company allocated the proceeds to the warrants and the convertible debt based on their relative fair values, then, computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt - Debt with Conversion and Other Options.”  Of the $700,000 proceeds received, $137,863 was allocated to the warrants, and $87,563 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital. This allocation gave rise to a debt discount of $225,426 which is being amortized on a straight-line basis over the term of the note. These notes were modified on June 29, 2015 to change the conversion price and exercise price to $0.50 per share. The Company analyzed the modification of the note under ASC 470 and determined that it did not qualify as a substantial modification. The note also contains an additional warrant expense of $206,620 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

In June 2015, the Company received aggregate proceeds of $530,000 in exchange for convertible notes and the issuance of 530,000 warrants with a five year life and an exercise price of $0.50 per share. The convertible notes have a principal amount of $530,000, interest of 8% per annum, a maturity date of June 2016 and are convertible into 1,060,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $.50 per share, subject to certain anti-dilution provisions. The Company allocated the proceeds to the warrants and the convertible debt based on their relative fair values, then, computed the effective conversion price of each instrument, noting that the convertible debt gave rise to a beneficial conversion feature in accordance with the provisions of ASC 470-20 “Debt - Debt with Conversion and Other Options.”  Based on this, $80,643 was allocated to the warrants, and $5,106 was allocated to the beneficial conversion feature, each of which are reflected in additional paid-in-capital. This allocation gave rise to a debt discount of $85,749 which is being amortized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $186,605 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

From July 8, 2015 to December 31, 2015, the Company received aggregate proceeds of $914,049 in exchange for convertible notes and the issuance of 914,049 warrants with a five year life and an exercise price of $0.50 per share. The convertible notes have an aggregate principal amount of $914,049, interest of 8% per annum, a maturity date of one year and are convertible into 1,728,098 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $.50 per share, subject to certain anti-dilution provisions. The aggregate relative fair value of the 914,049 warrants issued with the debt was determined to be $594,498 and was recognized as a discount to the debt. These notes also gave rise to a beneficial conversion feature of $172,869 which was recognized as additional paid-in-capital and a corresponding debt discount. All debt discounts are being recognized on a straight-line basis over the term of the note. The note also contains an additional warrant expense of $146,682 associated with the warrants that are to be issued upon conversion, which is to be recognized only upon conversion.

During the year ended December 31, 2016, certain notes with principal of $1,634,928 and accrued interest of $26,687 were converted pursuant to the terms of the notes into 3,323,230 shares of the Company’s common stock and 3,323,230 warrants to purchase common stock. Upon conversion, the Company accelerated the recognition of all remaining debt discount and also recognized additional interest expense of $494,730 associated with the warrants that were issued upon conversion. This additional warrant expense was immediately recognized as interest expense with an offset to additional paid-in-capital.

Aggregate amortization of the discounts on the convertible notes for the year ended December 31, 2015 and 2014 was $933,103 and $4,304, respectively. As of December 31, 2015 and 2014, the aggregate outstanding balance of convertible notes payable was $1,123,818 and $673,389, respectively, net of unamortized discounts of $385,303 and $0.

Derivative Liabilities - Convertible Notes

On July 13, 2015, the Company’s common stock began actively trading. As a result, the embedded conversion and anti-dilution features of the Company’s convertible debt agreements were determined to meet the definition of a derivative per ASC 815, Derivatives and Hedging. This resulted in the recording of a derivative liability on July 13, 2015, which was a reclassification out of additional paid-in capital of $5,743,021 representing the fair value of the conversion options in the outstanding derivative notes as of July 13, 2015. The fair value of the convertible feature was determined based on a fair value of $3,132,526 and $2,610,495 assigned to the warrant and conversion options, respectively. The Company recorded the change in fair value of the conversion option derivative liabilities recognizing a gain of $331,834 for the year ended December 31, 2015. As of December 31, 2015, the fair value of the outstanding convertible note derivatives was determined to be $5,411,187.

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of Black-Scholes Option Pricing Model and the following assumptions:

Year Ended December 31,
	2015	2014
Volatility	135.41% - 197.50%	-
Risk-free interest rate	0.16% - 1.54%	-
Expected term	0.25 - 4.25 years	-

Accounts Payable - Related Party

As of December 31, 2015 and 2014, there is $62,469 and $48,064, respectively, due to a related party, the Company’s Chief Financial Officer, which is non interest bearing due on demand.